Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
16.	INCOME TAXES

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. The Company’s subsidiary Prepshine HK is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong before or by March 2018, and an income tax rate of 8.25% for the first HK$2,000 of assessable profit while the standard income tax rate of 16.5% remains for profit exceeding HK$2,000 from April 2018 onwards.

The Company’s other subsidiaries, the VIE and the VIE’s subsidiaries and schools, which were entities incorporated in the PRC (the “PRC entities”) are subject to PRC Enterprise Income Tax (“EIT”), on the taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% except for a high and new technology enterprise (“HNTE”, which is subject to a tax rate of 15%) and some small low-profit enterprises (whose income will be counted in the taxable income at the half-reduced or quarter-reduced rate, and the enterprise income tax is calculated and paid at the 20% tax rate). In accordance with GuoKeFaHuo [2016] No.32, HNTE can enjoy a reduced income tax rate of 15%. Beijing Meikaida Education Technology Co., Ltd. began to qualify as HNTE since 2016 and enjoy the tax rate of 15% in 2016, 2017 and 2018. In accordance with Cai Shui [2019] No.13, during the period from January 1, 2019 to December 31, 2021, for small low-profit enterprises, the portion of less than RMB1,000 and the portion of more than RMB1,000 but less than RMB3,000 of the annual taxable income, will be included in the actual taxable income at 25% and 50% respectively, based on which the enterprise income tax payable will be calculated at the reduced tax rate of 20%.

16.	INCOME TAXES-continued

The current and deferred components of the income tax expenses appearing in the consolidated statement of operations were as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expenses	8,258	14,265	20,118
Deferred tax expenses	(5,822)	(8,943)	(7,930)
	2,436	5,322	12,188

The principle components of deferred taxes were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Accrued expenses	32,290	42,443
Net operating loss carrying forwards	149,628	222,722
Total deferred tax assets	181,918	265,165
Less: Valuation allowance	(178,462)	(262,966)
Deferred tax assets, net	3,456	2,199

As of December 31, 2019, the Group had net operating loss carried forward of RMB890,888 from the Company’s PRC entities, which will expire on various dates from December 31, 2020 to December 31, 2024.

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax liabilities:
Acquired intangible assets	71,031	81,969
Total deferred tax liabilities	71,031	81,969

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Loss before income taxes	(394,798)	(828,087)	(507,446)
Income tax benefit computed at an applicable tax rate of 25%	(98,699)	(207,022)	(126,862)
Permanent differences	13,279	106,509	51,216
Effect of income tax rate differences in jurisdictions other than PRC	—	38,490	30,189
Effect of preferential tax rate	(26)	(554)	(12,211)
Change in valuation allowance	87,882	67,899	69,856
	2,436	5,322	12,188

16.	INCOME TAXES-continued

The Group did not identify significant unrecognized tax benefits for the year ended December 31, 2019. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2019.